5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective	12 Months Ended
Dec. 31, 2017
Adoption Of Standards Amendmentsinterpretations Of Existing Standards And Standards Issued But Not Yet Effective
Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective

5.1.   Changes to IFRS and new interpretations of mandatory application starting at the current year.

In 2017, the Company applied amendments and new interpretations to IFRSs issued by IASB, which were mandatorily effective for accounting periods beginning on or after January 1, 2017. The main amendments are:

Statement	Description	Impact

Annual improvements to IFRS: 2015 – 2017 cycle	Amendments to IFRS 12 - Disclosure of interests in other entities - clarification of the scope statements.	The adoption of this standard had no significant impact on the consolidated financial statements.
IAS 12 – Deferred tax income recognize for unrealized losses	Describes the treatment of temporary difference.	The adoption of this standard had no significant impact on the consolidated financial statements.
IAS 7 – Initiatives to improve disclosures	Describes about disclosures that enable users to evaluate the changes in liabilities related to financing activities.	The adoption of this standard had no significant impact on the consolidated financial statements.

5.2.   New and revised standards already issued but not yet adopted

The Company has not early adopted the following new and revised IFRSs already issued and not yet effective:

Pronouncement	Description	Applicable to annual periods beginning on or after
IFRS 9 – Financial Instruments	Several changes in classification and measurement, measurement of impairment and hedge accounting.	01/01/2018
IFRS 15 – Revenue from contracts with customers	Applies a five-step model and a definitive guide as when to recognize revenue. It also introduces new disclosures.	01/01/2018
IFRS 16 – Leases	Requires a review on lease arrangements for both lessors and lessees, replacing IAS 17. The definitions of operating lease disappear, except for short-term leases and contracts involving immaterial items.	01/01/2019
IFRS 2 – Classification and measurement of share based payment	Between other changes describes modifications of settled options of shares.	01/01/2018
IFRS 10 and IAS 28 improvements – sale or asset contribution, between investor and associate or Joint Venture	In case of assets sale, or asset contribution, between investor and associates or joint venture, the transaction will only be recognized in profit and loss if the transaction is done with an unrelated third party.	01/01/2018

a)      IFRS 9

In 2017, the Company conducted a detailed assessment of the main aspects of IFRS 9. This assessment is based on information currently available and may be subject to changes arising from reasonable and sustainable information that will be available to the Company in 2018, when the Company will adopt IFRS 9. In general, the Company does not foresee any significant impact on the balance sheet and statement of changes in shareholders' equity, except for the application of the impairment requirements and classification and measurement the IFRS 9. The Company expects an increase in the provision for losses, resulting in a negative impact on shareholders' equity, as discussed below:

Impairment

IFRS 9 requires the Company to record the expected credit losses on all of its loans and trade accounts receivable, based on a 12 months evaluation or lifetime. The Company will apply the simplified approach and will consider full lifetime expected losses on trade accounts receivable. The Company considered that, due to the non guaranteed nature of its loans and receivables, the provision for impairment will increase by approximately R$ 168 in the consolidated financial statement (R$5 for continued operations and R$163 for discontinued operations), with the corresponding effect of deferred taxes in the amount of R$42 (R$ 2 for continued operations and R$40 for discontinued operations).

Classification and measurement

The Company does not expect significant effects on its balance sheet or shareholders' equity in adoption of the classification and measurement requirements of IFRS 9, except for the classification of credit card receivables in the Fair Value through Other Comprehensive Income category, according to the classification of the business model. The impact of this adoption represents R$76 in the balance sheet and shareholders' equity of consolidated financial statements as of December 31, 2017, (R$64 in the discontinued operation), with the corresponding effect of deferred tax in the amount of R$20, being R$17 for discontinued operations.

Summary of impacts

As a result of the initial application of IFRS 9 discussed above, the Company estimates a net effect in assets and shareholders' equity of approximately R$182 in the consolidated financial statements (R$169 in discontinued operations).

b)      IFRS 15

IFRS 15 was issued on May 2014, amended in April 2016, and establishes a five-step model for accounting revenues from contracts with customer. Under IFRS 15, revenue is recognized in an amount that reflects the consideration to which an entity expects to be entitled, in exchange for the transfer of goods or services to a customer. The new revenue standard will replace all current revenue recognition requirements under IFRS. The revenue streams from continued operations are significantly related the transactions done at points of sale. In discontinued operations revenue streams are substantially in-stores sales and delivered to consumers, sales through e-commerce channels, and financial services, without any impact on the adoption of IFRS 15.

The full retrospective application or modified retroactive application will be required for annual periods beginning on or after January 1, 2018. The Company will adopt the new standard on the effective date required on the basis of the full retrospective method. In 2016, the Company conducted a preliminary assessment of IFRS 15, which was completed with more detailed analysis in 2017.

(i)      Sales of goods and services to consumers

In the sale of goods in retail, whether in the physical stores, e-commerce, or in the services provided in our stores and sites, there was no significant impact of the adoption of IFRS 15. The Company considered in its analysis the critical events of transfer of control, right of return, etc.

(ii)     Warranty obligations

The Company has no warranty obligations related to the sale of its goods and services. These guarantees are offered by the manufacturers or in the case of sales with extended warranties reimbursed by the insurers, on which the Company is agent in the sale of such insurance policies, receiving commission fees on the sale impact.

(iii)     Rebates of Marketing and IT Expenses

In the Retail segment, the Company offers advertising space to its suppliers and access to IT platforms, such amounts received from suppliers were previously classified as a reduction of selling expenses. The understanding based on the analysis of the expectation of the service by the suppliers is that such benefits are made due to the global relationship, since it does not generate a separate performance obligation. Such inflows will be classified as a reduction of the cost of goods sold, generating a reclassification of R$285, by applying this concept in the statement of income for the year ended December 31, 2017, between the accounts Selling expenses (R$225), administrative expenses (R$60) and Cost of goods sold (R$285). There is no significant impact on the net income related to the application of this reclassification.

(iv)     Disclosure requirements

Disclosure requirements in IFRS 15 are more detailed than in current IFRS. The Company has assessed the impacts related to transactions carried out in the course of its relationships with customers, and understands that there will be no significant changes to the disclosures currently made.

In summary, our valuation is that the impact of the adoption of IFRS 15 is not significant in net income of the continuing and discontinued operations, and will lead to the reclassification mentioned in item (iii) above.

c)      IFRS 16

The Company is assessing the impacts of the adopting of "IFRS 16 - Lease" and significant impacts are expected, which are currently being measured and are expected to be concluded by the end of 2018.

There are no other standards and interpretations issued and not yet adopted that may, in Management's opinion, have a significant impact on the results for the year or in the shareholders' equity disclosed by the Company in its consolidated financial statements.